Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

15. ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in accumulated other comprehensive income by component, net of tax, for the nine months ended September 30, 2023 and 2024 were as follows:

	Foreign currency translation adjustments	Unrealized gains/(losses) on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2022	1,886,971	(23,517)	1,863,454
Other comprehensive (loss)/income before reclassification	(379,755)	653	(379,102)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive (loss)/income	(379,755)	653	(379,102)
Other comprehensive income attributable to noncontrolling interests	(693)	—	(693)
Balance at September 30, 2023	1,506,523	(22,864)	1,483,659

Balance at December 31, 2023	1,722,931	(34,884)	1,688,047
Other comprehensive loss before reclassification	(248,331)	(57,531)	(305,862)
Amounts reclassified from accumulated other comprehensive income	—	6,583	6,583
Net current-period other comprehensive loss	(248,331)	(50,948)	(299,279)
Other comprehensive loss attributable to noncontrolling interests	224	—	224
Balance at September 30, 2024	1,474,824	(85,832)	1,388,992
Balance at September 30, 2024 in US$	210,161	(12,231)	197,930

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale debt securities upon their maturity. The amounts reclassified were determined on the basis of specific identification.

Gains in the amounts of RMB1,317,133 and RMB74,281 (US$10,585) on intracompany foreign currency transactions that are of a long-term investment nature are included in the foreign currency translation adjustment for the nine months ended September 30, 2023 and 2024, respectively.